Pension Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 939	$ 3,864	$ 3,210
Estimated amortization of net gain from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	35
SMI Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 1,783	$ 1,682	$ 1,579
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
The contribution under defined benefit plans	$ 62
SMI Taiwan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%